Credit Risk - Summary of NPL Movements (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Residential Mortgages [member]
Disclosure of credit risk exposure [line items]
Beginning balance	£ 2,110
Entries	817
Exits (including repayments)	(66)
Exits	(993)
Ending balance	1,868
Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Beginning balance	518
Entries	194
Exits (including repayments)	(294)
Exits	(35)
Ending balance	383
Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Beginning balance	63
Entries	328
Exits (including repayments)	(51)
Ending balance	340
Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Beginning balance	73
Entries	18
Exits (including repayments)	(48)
Exits	(23)
Ending balance	£ 20